Intangible Assets - Summary of Total Estimated Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets Disclosure [Abstract]
2025	$ 5,336
2026	4,145
2027	2,248
Total amortization expense	$ 11,729	$ 5,557